Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,000
Previously Paid Amount	0.00
Total Fee Amount	32.87
Total Offset Amount	0.00
Net Fee	32.87
Narrative - Max Aggregate Offering Price	$ 238,000
Final Prospectus	true